Expense Example {- Fidelity® Nordic Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Nordic Fund - Fidelity Nordic Fund-Default	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 94
3 years	293
5 years	509
10 years	$ 1,131